BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Nov. 11, 2013	Mar. 31, 2013	Dec. 31, 2012	Jan. 27, 2012	Jan. 02, 2012	Dec. 31, 2011	Dec. 27, 2011
Net assets	$ 1,233	$ 3,063			$ 112,536	$ 267
Non-controlling interest	(1,750)				81,605	17,706
Intangible assets	4,270	2,874						7,251
Goodwill	227,434	5,026		326,860	51,614	23,156	167,007	8,702
Deferred tax liability, net	(2,871)		(1,068)	(9,293)	(1,974)
Net assets acquired	8,933				88,229	9,250
Scenario, Previously Reported [Member]
Net assets	1,219
Non-controlling interest	(1,880)
Intangible assets	3,873
Goodwill	5,809
Deferred tax liability, net	0
Net assets acquired	9,021
Restatement Adjustment [Member]
Net assets	14
Non-controlling interest	130
Intangible assets	397
Goodwill	439
Deferred tax liability, net	(1,068)
Net assets acquired	$ (88)